Shareholders’ Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands														3 Months Ended	12 Months Ended
	Dec. 26, 2024	Nov. 30, 2024	Aug. 06, 2024	Aug. 01, 2024	May 06, 2024	Jan. 09, 2024	Jan. 04, 2024	May 11, 2023	May 05, 2023	Mar. 31, 2023	Mar. 29, 2023	Jul. 19, 2022	Apr. 26, 2022	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Shareholders’ Equity (Deficit) [Line Items]
Aggregate offering price		$ 8,250
Total amount															$ 2	$ 2,328
Net of issuance cost																$ 92
Other offering expenses										$ 665				$ 665
Ordinary shares, Sold (in Shares)										561,967
Price per share (in Dollars per share)	$ 3.22			$ 3.61			$ 4.81			$ 12.6				$ 12.6
Public offering proceeds										$ 6,415
Fair value amount									$ 1,905						$ 2,106
Authorized share capital (in Shares)									60,000,000
Finance expenses									$ 201
Shares issued, exercised (in Shares)								345,151
Purchase common stock (in Shares)	3,386,962			2,006,226			3,143,693
Pre-funded warrants to purchase (in Shares)	1,106,868			229,231			227,619
Exercise price of per share (in Dollars per share)	$ 4			$ 3.61			$ 0.0001								$ 4.64
Warrants to purchase (in Shares)	6,740,745			1,676,588			3,371,312
Proceeds from issuance of stock	$ 13,325						$ 15,002
Net of issuance cost	1,146			$ 532			1,216
Proceeds from warrant exercises				$ 6,052			$ 18,542
Number of additional options (in Shares)					2,000,000
Share options granted (in Shares)														67,385
Stock option exercise price (in Dollars per share)														$ 23.07
Incremental value									63					$ 562
Vested option amount									$ 50					$ 307
Exercise price options (in Shares)									17,417
Weighted average grant date fair value of options granted (in Dollars per share)															$ 3.8
Expected dividend yield															0.00%
Unrecognized compensation costs															$ 5,599
Recognized over weighted average period															2 years 8 months 26 days
Milestone-based options (in Shares)					132,600
Warrants to purchase ordinary shares issued	2,101		$ 1,733			$ 15,248
Warrant [Member]
Shareholders’ Equity (Deficit) [Line Items]
Purchase of ordinary shares (in Shares)											345,238
Price per share (in Dollars per share)											$ 12.6
Exercise price per share (in Dollars per share)											$ 0.003				$ 3.61
Consideration amount											$ 3,987
Other offering expenses											$ 362
Public offering proceeds	$ 26,963
Minimum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Authorized share capital (in Shares)									47,800,000
Maximum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Authorized share capital (in Shares)									107,800,000
Share options (in Shares)					2,312,403
2012 Share Option Plan [Member]
Shareholders’ Equity (Deficit) [Line Items]
Stock option vesting period															The options granted generally have a four-year vesting period and expire ten years after the date of grant.
Stock options available for future grants (in Shares)															492,278
2012 Share Option Plan [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) [Line Items]
Share options (in Shares)					312,403
Ordinary shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Purchase of ordinary shares (in Shares)															464	75,693
Inadequate of share authorized (in Shares)															167,115
Number of vote															one
Purchase Commitment [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercise price of per share (in Dollars per share)	$ 0.0001			$ 0.0001
Proceeds from issuance of stock				$ 7,536
Kreos [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercise price per share (in Dollars per share)															$ 12.6
Warrants to purchase ordinary shares issued				$ 115								$ 120	$ 468
Milestone-Based Options [Member]
Shareholders’ Equity (Deficit) [Line Items]
Milestone-based options (in Shares)					280,000
Officers [Member] | 2012 Share Option Plan [Member]
Shareholders’ Equity (Deficit) [Line Items]
Share options (in Shares)															2,312,403
Over-Allotment Option [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, Sold (in Shares)										73,300
Private Placement [Member]
Shareholders’ Equity (Deficit) [Line Items]
Exercise price of per share (in Dollars per share)							$ 5.5